Leases - Maturity Analysis of Lease Liability (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 395,952	¥ 400,867
Less: Future interest charges	(15,311)	(14,979)
Present value of finance lease commitments	380,641	385,888
Not later than one year [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	82,237	78,719
Later than one year and not later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	178,977	176,426
Later than five years [member]
Disclosure of leases by lessee [line items]
Future minimum lease payments	¥ 134,738	¥ 145,722